CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Current
Cash	[1]	$ 386,630	$ 2,375,619
Accounts receivable, net of allowance for doubtful accounts		3,815,278	4,242,388
Deposits, prepaid expenses and other assets		498,151	286,592
Current assets		4,700,059	6,904,599
Equipment	[2]	66,329	105,839
Intangible assets	[3]	5,121,845	5,484,587
Goodwill	[4]	3,343,129	3,343,129
Assets		13,231,362	15,838,154
Current
Accounts payable and accrued liabilities		2,542,885	2,676,646
Deferred revenue		959,881	1,961,622
Due to related parties	[5]	44,972	76,610
Working Capital Line of Credit	[6]	933,159	2,000,000
Liabilities		4,480,897	6,714,878
Shareholders' equity
Common shares	[7]	26,186,684	22,815,647
Warrants	[7]	421,796	421,796
Contributed surplus	[7]	4,797,541	4,237,448
Deficit		(21,395,878)	(16,952,007)
Accumulated other comprehensive loss		(1,259,678)	(1,399,608)
Equity		8,750,465	9,123,276
Equity and liabilities		$ 13,231,362	$ 15,838,154

[1]	(Note 3)
[2]	(Note 5)
[3]	(Note 6, 11)
[4]	(Note 10, 11)
[5]	(Note 7)
[6]	(Note 13)
[7]	(Note 9)